Segment and corporate information	9 Months Ended
Sep. 30, 2022
Segment and corporate information
Segment and corporate information

13.    Segment and corporate information

The Company’s operating and reportable segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. The operating segments are determined based upon how the Company manages its businesses with geographical responsibilities. All segments are primarily engaged in providing health care services and the distribution of products and equipment for the treatment of ESKD and other extracorporeal therapies.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. The Company does not include income taxes as it believes taxes are outside the segments’ control. Financing is a corporate function, which the Company’s segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarters’ overhead charges, including accounting and finance as well as certain legal and IT costs, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality and supply chain management as well as procurement related to production are centrally managed. Products transferred to the segments are transferred at cost; therefore, no internal profit is generated. The associated internal revenue for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. The Company’s global research and development team as well as its Global Medical Office, which seek to optimize medical treatments and clinical processes within the Company, are also centrally managed. These corporate activities (“Corporate”) do not fulfill the definition of a segment according to IFRS 8, Operating Segments. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company’s segment and Corporate activities for the three and nine months ended September 30, 2022 and 2021 is set forth below:

Segment and corporate information

in € THOUS

	North			Latin
	America	EMEA	Asia-Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate (1)	Total
Three months ended September 30, 2022
Revenue from health care services	3,159,756	376,567	256,486	172,949	3,965,758	7,497	3,973,255
Revenue from health care products	283,430	336,781	295,558	68,712	984,481	4,775	989,256
Revenue from contracts with customers	3,443,186	713,348	552,044	241,661	4,950,239	12,272	4,962,511
Other revenue external customers	113,294	6,586	12,915	860	133,655	—	133,655
Revenue external customers	3,556,480	719,934	564,959	242,521	5,083,894	12,272	5,096,166
Inter-segment revenue	5,103	—	—	—	5,103	(5,103)	—
Revenue	3,561,583	719,934	564,959	242,521	5,088,997	7,169	5,096,166
Operating income	468,662	47,587	85,124	10,859	612,232	(140,589)	471,643
Interest							(76,485)
Income before income taxes							395,158
Depreciation and amortization	(282,628)	(47,810)	(26,779)	(12,451)	(369,668)	(72,977)	(442,645)
Impairment loss	(57,527)	(1,808)	—	—	(59,335)	(3)	(59,338)
Income (loss) from equity method investees	22,488	(4,689)	(156)	(195)	17,448	—	17,448
Additions of property, plant and equipment, intangible assets and right-of-use assets	159,223	23,452	17,075	9,872	209,622	76,517	286,139

Three months ended September 30, 2021
Revenue from health care services	2,704,091	346,490	239,321	126,170	3,416,072	7,994	3,424,066
Revenue from health care products	266,151	315,552	253,227	50,907	885,837	3,380	889,217
Revenue from contracts with customers	2,970,242	662,042	492,548	177,077	4,301,909	11,374	4,313,283
Other revenue external customers	109,673	8,911	8,724	775	128,083	—	128,083
Revenue external customers	3,079,915	670,953	501,272	177,852	4,429,992	11,374	4,441,366
Inter-segment revenue	4,377	—	194	—	4,571	(4,571)	—
Revenue	3,084,292	670,953	501,466	177,852	4,434,563	6,803	4,441,366
Operating income	445,892	78,771	86,266	4,349	615,278	(110,617)	504,661
Interest							(68,436)
Income before income taxes							436,225
Depreciation and amortization	(247,594)	(48,566)	(25,359)	(9,673)	(331,192)	(65,212)	(396,404)
Impairment loss	(6,434)	—	—	—	(6,434)	5	(6,429)
Income (loss) from equity method investees	16,690	3,300	630	416	21,036	—	21,036
Additions of property, plant and equipment, intangible assets and right- of-use assets	206,081	32,668	18,298	13,586	270,633	59,755	330,388

(1)	Includes inter - segment consolidation adjustments.

Segment and corporate information (continued)
in € THOUS
	North			Latin
	America	EMEA	Asia-Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate (1)	Total
Nine months ended September 30, 2022
Revenue from health care services	8,818,628	1,083,193	729,685	451,858	11,083,364	22,689	11,106,053
Revenue from health care products	823,099	1,016,832	816,747	178,985	2,835,663	15,301	2,850,964
Revenue from contracts with customers	9,641,727	2,100,025	1,546,432	630,843	13,919,027	37,990	13,957,017
Other revenue external customers	378,929	20,817	41,850	2,602	444,198	—	444,198
Revenue external customers	10,020,656	2,120,842	1,588,282	633,445	14,363,225	37,990	14,401,215
Inter-segment revenue	13,218	—	223	1,179	14,620	(14,620)	—
Revenue	10,033,874	2,120,842	1,588,505	634,624	14,377,845	23,370	14,401,215
Operating income	1,112,931	168,614	255,125	15,829	1,552,499	(392,678)	1,159,821
Interest							(217,161)
Income before income taxes							942,660
Depreciation and amortization	(807,532)	(143,780)	(80,829)	(34,150)	(1,066,291)	(212,536)	(1,278,827)
Impairment loss	(61,224)	(2,779)	(2)	—	(64,005)	(858)	(64,863)
Income (loss) from equity method investees	62,805	(16,086)	(126)	709	47,302	—	47,302
Total assets	26,023,066	4,049,028	3,035,833	921,255	34,029,182	4,377,253	38,406,435
thereof investments in equity method investees	437,166	198,060	105,776	26,697	767,699	—	767,699
Additions of property, plant and equipment, intangible assets and right-of-use assets	521,607	100,661	60,981	27,631	710,880	177,107	887,987

Nine months ended September 30, 2021
Revenue from health care services	7,855,557	1,020,400	693,951	364,072	9,933,980	28,901	9,962,881
Revenue from health care products	771,863	974,380	729,388	141,717	2,617,348	12,281	2,629,629
Revenue from contracts with customers	8,627,420	1,994,780	1,423,339	505,789	12,551,328	41,182	12,592,510
Other revenue external customers	304,017	38,485	34,641	2,008	379,151	—	379,151
Revenue external customers	8,931,437	2,033,265	1,457,980	507,797	12,930,479	41,182	12,971,661
Inter-segment revenue	26,243	—	361	—	26,604	(26,604)	—
Revenue	8,957,680	2,033,265	1,458,341	507,797	12,957,083	14,578	12,971,661
Operating income	1,241,989	232,030	255,780	13,583	1,743,382	(340,247)	1,403,135
Interest							(213,717)
Income before income taxes							1,189,418
Depreciation and amortization	(727,271)	(146,943)	(76,855)	(28,040)	(979,109)	(192,061)	(1,171,170)
Impairment loss	(9,349)	—	—	—	(9,349)	(6,049)	(15,398)
Income (loss) from equity method investees	69,303	(248)	1,489	670	71,214	—	71,214
Total assets	22,991,521	3,964,433	2,904,586	787,526	30,648,066	3,182,860	33,830,926
thereof investments in equity method investees	434,975	182,138	101,222	24,464	742,799	—	742,799
Additions of property, plant and equipment, intangible assets and right-of-use assets	655,916	136,054	61,272	38,916	892,158	188,813	1,080,971

(1)	Includes inter - segment consolidation adjustments.